Label	Element	Value
SIIT EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated July 27, 2020
to the Prospectus dated September 30, 2019, as restated March 18, 2020 and as amended on March 30, 2020,
April 3, 2020, April 23, 2020, May 22, 2020, June 5, 2020, June 15, 2020 and June 30, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIIT EMERGING MARKETS EQUITY FUND
Strategy [Heading]	rr_StrategyHeading	Change in Investment Strategy for the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the first paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities may include common stocks, preferred stocks, warrants, participation notes and depositary receipts. The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

There are no other changes to the Investment Strategy of the Fund.

Risk [Heading]	rr_RiskHeading	Change in Principal Risks for the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Fund Summary for the Fund, under the heading titled "Principal Risks," the following text is hereby added as the third and fourth principal risks:

Country Concentration Risk—The Fund's concentration of its assets in issuers located in a single country or a limited number of countries will increase the impact of, and potential losses associated with, the risks set forth in the Foreign Investment/Emerging and Frontier Markets Risk.

Risk of Investing in China—Because China is an emerging market that may be subject to considerable government intervention and varying degrees of economic, political and social instability, such investments may be subject to greater risk of stock market, interest rate, and currency fluctuations, as well as inflation.

There are no other changes to the Principal Risks of the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE